                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) List of Financial Statements

    1. Part A -- The Table of Condensed Financial Information is included in Part A of this Registration Statement

    2. Part B -- The following Financial Statements for the Variable Account are included in Part B of this Registration Statement:

       Statement of Assets and Liability -- December 31, 2000
       Statement of Operations -- Year ended December 31, 2000
       Statements of Changes in Net Assets -- Year ended December 31, 2000 and 1999
       Notes to Financial Statements -- December 31, 2000
       Report of Ernst & Young LLP, Independent Auditors

    Part B -- The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration
    Statement:

        Balance Sheets -- Statutory Basis -- Years ended December 31, 2000 and 1999

        Statements of Operations -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998

        Statements of Changes in Capital and Surplus -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998

        Statements of Cash Flows -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998

        Notes to Statutory-Basis Financial Statements -- December 31, 2000

        Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1)
       Resolution of Board of Directors and Memorandum from the President Of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (2)
       Not Applicable.

     (3)

       (a) Selling Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (b) Wholesale Agreement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (c) Amendment to Selling Group is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (d) Amendment to Schedule A of Selling Group dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000

       (e)  "Form of" Amendment to Wholesale Agreement


     (4)
       The Lincoln National Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (a) Settlement Contract Rider is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000

       (b) Form of Income Contract Rider is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

       (c) Nursing Care Waiver of Surrender/Withdrawal Charges Rider is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (d) Section 403(b) Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (e) Section 457 Government Deferred Compensation Plan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (f) IRA Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (g) Roth IRA Endorsement is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (h) Contract Amendment is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999

       (i) Contract Amendment (Definitions) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000

       (j) Contract Amendment (Death Benefit) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000


       (k) Contract Amendment (CRT) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000

       (l) Contract Amendment (AG) is incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 19, 2000

       (m)  Estate Enhancement Benefit Rider

       (n)  Income4Life Solution (IRA) Rider

       (o)  Income4Life Solution (NQ) Rider

     (5)
       Application for the Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

     (6)
       (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

       (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-40937) Filed on November 9, 1998.

     (7)
       Not Applicable.

     (8)
       Fund Participation Agreements and Amendments

       (a) Agreements and Amendments between The Lincoln National Life Insurance Company and:

       (i)  AIM Variable Insurance Funds, Inc.

       (ii) BT Insurance Funds Trust

          (iii) Delaware Group Premium Fund, Inc.

          (iv) Dreyfus Variable Investment Fund is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.

          (v) Form of Agreement Investors Fund Series is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed
     November 9, 1998.

          (vi) Liberty Variable Investment Trust is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

                (a) Amendment date June 1, 2000

          (vii) Lincoln National Bond Fund, Inc.

          (viii) Lincoln National Money Market Fund, Inc.

          (ix) Fidelity Variable Insurance Products Fund

          (x) MFS-Registered Trademark- Variable Insurance Trust

          (xi) OCC Accumulation Trust

          (xii)  American Variable Insurance Series

          (xiii)  Alliance FPA.

          (xiv)  Templeton FPA


               (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A 2-80741, Amendment No. 21 filed on April 10, 2000.

     (9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (333-40937) filed on September 3, 1998.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Results is incorporated herein by reference to Post-Effective Amendment No. 4 (333-40937) filed December 17, 1999.

     (14) Not Applicable.

     (15) (a) Organizational Chart of The Lincoln National Insurance Holding Company System.

          (b)  Books and Records Report.

     (16) (a)  Power of Attorney Janet Chrzan.

     (16) (b) Power of Attorney - Lawrence T. Rowland is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.

     (16) (c)  Power of Attorney - Charles Haldeman, Jr.

     (16) (d)  Power of Attorney -

     (16) (e) Power of Attorney - Richard C. Vaughn is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 29, 1999.


          (f) Power of Attorney - Jon Boscia is incorporated herein by reference to Post-Effective Amendment No. 5 (333-40937) filed on April 19, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities, Executive
                                Vice President, and Director
John H. Gotta****               Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director


Gary W. Parker****              Senior Vice President
Charles E. Haldeman, Jr.*****   Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Lawrence T. Rowland***          Executive Vice President and Director
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick****         Director of Life Compliance

          * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

         **  Principal business address is Center Square West Tower,
             1500 Market Street, Suite 3900, Philadelphia, PA  19102-2112

        *** Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538

       ****  Principal business address is 350 Church Street, Hartford, CT
             06103

      ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    See Exhibit 15(a): Organizational Chart of The Lincoln National Life Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

    As of February 28, 2001 there were 11,043 contract owners under Lincoln Life Variable Annuity Account N.

ITEM 28.  INDEMNIFICATION

(a) Brief description of indemnification provisions.

    In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/ she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

    Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Account 53.

(b) See Item 25.

(c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2000.


       (1)                      (2)              (3)           (4)            (5)
                         Net Underwriting
Name of Principal         Discounts and     Compensation    Brokerage
  Underwriter               Commissions     on Redemption   Commissions   Compensation
-----------------        ----------------   -------------   -----------   ------------
The Lincoln National
Life Insurance Company         None            $713,229          None       $8,966,683

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    See Exhibit 15(b): Books and Records Report.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Registrant undertakes that it will file a post effective amendment to this Registration Statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as Payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
    (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver promptly, upon written or oral request made to The Lincoln National Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 12 day of April, 2001.


                                         LINCOLN LIFE VARIABLE ANNUITY
                                         Account N--Lincoln ChoicePlus
                                         (Registrant)


                                         By: /s/ Ronald L. Stopher
                                            -----------------------------------
                                            Ronald L. Stopher
                                            Vice President, Lincoln National
                                            Life Insurance, Co.

                                         THE LINCOLN NATIONAL LIFE INSURANCE
                                           COMPANY (Depositor)

                                         By: /s/ Lorry J. Stensrud
                                            -----------------------------------
                                            Lorry J. Stensrud
                                            (Signature-Officer of Depositor)
                                            Executive Vice President, Lincoln
                                            National Life Insurance, Co.
                                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          Signature                           Title                         Date
          ---------                           -----                         ----

**                                President and Director                April 12, 2001
------------------------------    (Principal Executive Officer)
Jon A. Boscia

/s/ Lorry J. Stensrud             Executive Vice President,             April 12, 2001
------------------------------    Chief Executive Officer of
Lorry J. Stensrud                 Annuities, and Director


***                               Senior Vice President, Chief          April 12, 2001
------------------------------    Financial Officer and Director
Janet Chrzan                      (Principal Accounting Officer and
                                  Principal Financial Officer)


*                                 Executive Vice President              April 12, 2001
------------------------------    and Director
Lawrence T. Rowland

                                  Executive Vice President,             April 12, 2001
------------------------------    Chief Executive Officer of
John H. Gotta                     Life Insurance, and Director


*                                 Director                              April 12, 2001
------------------------------
Richard C. Vaughn


***                               Director                              April 12, 2001
------------------------------
Charles E. Haldeman, Jr.


*By: /s/ Steven M. Kluever        Pursuant to a Power of Attorney filed with
    --------------------------    Post-Effective Amendment No. 3 to the
    Steven M. Kluever             Registration Statement

**By: /s/ Steven M. Kluever       Pursuant to a Power of Attorney filed with
    --------------------------    Post-Effective Amendment No. 5 to the
    Steven M. Kluever             Registration Statement

***By: /s/ Steven M. Kluever      Pursuant to a Power of Attorney filed with
    --------------------------    this Registration Statement
    Steven M. Kluever

                                      C-5